Financial Risk Management and Fair Values of Financial Instruments - Summary of Movements of Level 3 (Detail) - 12 months ended Dec. 31, 2018 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
Disclosure of detailed information about financial instruments [Line Items]
Movement of financial instruments beginning balance	$ 0
Debt instruments [member]
Disclosure of detailed information about financial instruments [Line Items]
Effects on initial application of IFRS 9	11,433	$ 374
Gains or losses recognized in profit or loss Recorded as non-operating income (expenses)	38	1
Gains or losses recognized in other comprehensive income	0	0
Movement of financial instruments ending balance	11,471	375
Equity instruments [member]
Disclosure of detailed information about financial instruments [Line Items]
Effects on initial application of IFRS 9	89,335	2,918
Gains or losses recognized in other comprehensive income	0	0
Recorded as unrealized gains on valuation of financial assets at fair value through other comprehensive income	85,022	2,778
Movement of financial instruments ending balance	$ 174,357	$ 5,696